UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Cash Management
October 31, 2008 (Unaudited)

Short-Term Investments--99.3%	Rate (%)		Date	Amount ($)	Value ($)

California--96.4%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Institute for Defense
Analyses Project) (LOC; Branch
Banking and Trust Co.)		1.75	11/7/08	3,980,000 a	3,980,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)		1.80	11/7/08	8,000,000 a	8,000,000
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement Financing
Projects) (LOC; Bank of Nova
Scotia)		1.60	11/7/08	35,000 a	35,000
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement Financing
Projects) (LOC; KBC Bank)		1.60	11/7/08	275,000 a	275,000
Baldwin Park,
COP (Street Improvement
Program) (LOC; Allied Irish
Banks)		1.90	11/7/08	2,965,000 a	2,965,000
California,
Economic Recovery Bonds		5.00	1/1/09	2,140,000	2,150,123
California,
Economic Recovery Bonds		3.00	7/1/09	3,145,000	3,174,836
California,
Economic Recovery Bonds		4.00	7/1/09	1,000,000	1,015,188
California,
Economic Recovery Bonds		5.00	7/1/09	8,325,000	8,509,043
California,
Economic Recovery Bonds		5.00	7/1/09	2,100,000	2,144,440
California,
GO Notes		5.00	2/1/09	2,250,000	2,268,258
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)		1.40	11/7/08	11,650,000 a	11,650,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)		1.40	11/7/08	9,000,000 a	9,000,000

California,
GO Notes (Various Purpose)	6.50	11/1/08	300,000	300,000
California,
GO Notes (Various Purpose)	2.80	2/1/09	100,000	100,000
California,
GO Notes (Various Purpose)	5.00	2/1/09	150,000	151,074
California,
GO Notes, Refunding	6.00	2/1/09	100,000	100,914
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	5.00	11/7/08	1,300,000 a	1,300,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Societe
Generale)	2.25	11/7/08	3,900,000 a	3,900,000
California Department of Water
Resources, Power Supply
Revenue (LOC; State Street
Bank and Trust Co.)	1.13	11/7/08	6,050,000 a	6,050,000
California Educational Facilities
Authority, Revenue (University
of Judaism) (LOC; Allied Irish
Banks)	1.72	11/7/08	3,100,000 a	3,100,000
California Health Facilities
Financing Authority, Revenue
(Kaiser Permanente)	1.24	11/7/08	450,000 a	450,000
California Housing Finance Agency,
MFHR (Liquidity Facility; FNMA)	2.05	11/7/08	12,345,000 a	12,345,000
California Infrastructure and
Economic Development Bank,
Revenue (Saint Margaret's
Episcopal School) (LOC; Allied
Irish Banks)	1.70	11/7/08	3,400,000 a	3,400,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
Allied Irish Banks)	1.30	11/1/08	7,000,000 a	7,000,000
California Pollution Control
Financing Authority, PCR,
Refunding (U.S. Borax Inc.
Project) (LOC; Wachovia Bank)	2.18	11/7/08	9,500,000 a	9,500,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program) (LOC; U.S.
Bank NA)	3.00	7/6/09	7,600,000	7,668,543
California Statewide Communities
Development Authority, Revenue
(Adventist Health System/West)

(Insured; Assured Guaranty and
Liquidity Facility; Wells
Fargo Bank)	1.61	11/7/08	8,000,000 a	8,000,000
California Statewide Communities
Development Authority, Revenue
(Childrens Hospital Los
Angeles) (LOC; Bank of America)	1.30	11/7/08	22,500,000 a	22,500,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	1.24	11/7/08	5,220,000 a	5,220,000
California Statewide Communities
Development Authority, Revenue
(Rady Children's Hosptial -
San Diego) (LOC; Wachovia Bank)	3.50	11/7/08	3,000,000 a	3,000,000
Covina Redevelopment Agency,
MFHR, Refunding (Shadowhills
Apartments Project) (LOC; FNMA)	1.35	11/7/08	100,000 a	100,000
Davis Joint Unified School
District, TRAN	3.00	8/5/09	5,000,000	5,052,250
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	1.57	11/7/08	2,100,000 a,b	2,100,000
Dos Palos-Oro Loma Joint Unified
School District, GO Notes, TRAN	4.00	12/26/08	1,700,000	1,702,354
Dos Palos-Oro Loma Joint Unified
School District, GO Notes, TRAN	2.50	9/10/09	1,600,000	1,606,714
Dry Creek Joint Elementary School
District, GO Notes, TRAN	2.00	9/9/09	3,800,000	3,812,116
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue, Refunding (Insured;
MBIA, Inc.)	5.50	1/15/09	500,000	502,435
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	1.90	11/7/08	6,750,000 a,b	6,750,000
Hayward Unified School District,
GO Notes	7.00	8/1/09	4,060,000	4,218,826
Kern County Board of Education,
TRAN	2.00	9/8/09	1,100,000	1,103,872
Los Angeles County Housing
Authority, MFHR, Refunding
(Meadowridge Apartments
Project) (LOC; FNMA)	1.65	11/7/08	900,000 a	900,000
Los Angeles County School and
Community College Districts,

COP, TRAN (Los Angeles County
Schools Pooled Financing
Program) (Insured; FSA)	3.50	6/30/09	3,600,000	3,643,237
Los Angeles Municipal Improvement
Corporation, Sanitation
Equipment Charge Revenue
(Insured; FSA)	4.10	2/1/09	100,000	100,470
Los Angeles Unified School
District, GO Notes, TRAN	3.00	7/30/09	5,000,000	5,054,237
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	1.30	11/1/08	1,000,000 a	1,000,000
Maywood,
COP (Infrastructure Financing
Project) (LOC; Allied Irish
Banks)	1.97	11/7/08	2,540,000 a	2,540,000
Metropolitan Water District of
Southern California, Water
Revenue, Refunding	3.00	7/1/09	1,185,000	1,195,080
Orange County,
Apartment Development Revenue,
Refunding (Villa Aliento
Issue) (LOC; FNMA)	1.30	11/7/08	1,140,000 a	1,140,000
Orange County,
Apartment Development Revenue,
Refunding (Villa La Paz Issue)
(LOC; FNMA)	1.30	11/7/08	7,045,000 a	7,045,000
Orange County Fire Authority,
GO Notes, TRAN	3.00	6/30/09	7,000,000	7,063,869
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	2.10	11/7/08	3,800,000 a,b	3,800,000
Puttable Floating Option Tax
Exempt Receipts (Japanese
Museum) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	2.58	11/7/08	4,580,000 a,b	4,580,000
Ravenswood City School District,
TRAN	3.00	7/1/09	2,500,000	2,516,239
Richmond,
Wastewater Revenue, Refunding
(LOC; Union Bank of California)	1.65	11/7/08	5,260,000 a	5,260,000
Riverside,
Electric Revenue (Putters
Program) (Insured; FSA and
Liquidity Facility; JPMorgan

Chase Bank)	2.47	11/7/08	1,000,000 a,b	1,000,000
Rocklin Unified School District,
GO Notes, TRAN	2.00	9/9/09	4,800,000	4,815,304
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project)
(Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	1.35	11/1/08	17,000,000 a	17,000,000
Santa Clara Unified School
District, TRAN	2.00	6/29/09	2,500,000	2,505,653
Southern California Public Power
Authority, Transmission Power
Revenue, Refunding (Southern
Transmission Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.90	11/7/08	435,000 a	435,000
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bancorp)	1.30	11/1/08	5,900,000 a	5,900,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup NA and
LOC; Citigroup NA)	1.79	11/7/08	2,400,000 a,b	2,400,000
Vacaville Industrial Development
Authority, Industrial Revenue,
Refunding (Leggett & Platt
Inc.) (LOC; Wachovia Bank)	1.90	11/7/08	1,600,000 a	1,600,000
William S. Hart Union High School
District, COP (School Facility
Bridge Funding Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.00	11/7/08	5,450,000 a	5,450,000
William S. Hart Union High School
District, COP (School Facility
Bridge Funding Program)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.00	11/7/08	9,890,000 a	9,890,000

U.S. Related--2.9%
Guam,
Limited Obligation
Infrastructure Improvement
Revenue (Insured; AMBAC)	5.50	11/1/08	200,000	200,000
Puerto Rico Commonwealth
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.65	11/7/08	8,025,000 a	8,025,000

Total Investments (cost $281,260,075)			99.3%	281,260,075
Cash and Receivables (Net)			.7%	1,920,071
Net Assets			100.0%	283,180,146

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $20,630,000 or 7.3% of net assets.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	281,260,075

Level 3 - Significant Unobservable Inputs	0

Total	281,260,075

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
October 31, 2008 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.8%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--1.2%
Greater Montgomery Educational
Building Authority,
Educational Facility Revenue
(Huntingdon College Project)
(LOC; Regions Bank)		2.37	11/7/08	15,861,000 a	15,861,000
Infirmary Health System Special
Care Facilities Financing
Authority of Mobile, Revenue
(Infirmary Health System,
Inc.) (LOC; Regions Bank)		2.32	11/7/08	5,000,000 a	5,000,000
Jefferson County,
Sewer Revenue Capital
Improvement Warrants		5.38	2/1/09	20,000,000 b	20,380,827
Jefferson County,
Sewer Revenue Capital
Improvement Warrants		5.75	2/1/09	7,500,000 b	7,657,613
Prattville Educational Building
Authority, Revenue (Prattville
Christian Academy, Inc.
Project) (LOC; Regions Bank)		2.37	11/7/08	5,000,000 a	5,000,000
University of Alabama Board of
Trustees, Revenue (University
of Alabama at Birmingham
Hospital) (LOC; Regions Bank)		2.37	11/7/08	18,000,000 a	18,000,000

Arizona--2.2%
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; BNP
Paribas and LOC; BNP Paribas)		2.03	11/7/08	12,480,000 a,c	12,480,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		2.63	11/7/08	13,320,000 a,c	13,320,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		2.89	11/7/08	9,620,000 a,c	9,620,000
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)		1.87	11/7/08	18,300,000 a	18,300,000

Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	3.00	11/6/08	16,050,000	16,050,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	3.00	11/12/08	25,000,000	25,000,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank and Wells
Fargo Bank)	3.00	11/14/08	35,000,000	35,000,000

Arkansas--.1%
Benton County Public Facilities
Board, College Parking
Facility Revenue (NorthWest
Arkansas Community College
Project) (LOC; Regions Bank)	2.37	11/7/08	8,050,000 a	8,050,000

Colorado--1.8%
Centerra Metropolitan District,
Improvement Revenue, Refunding
(LOC; Compass Bank)	1.80	11/7/08	12,000,000 a	12,000,000
City and County of Denver,
CP (LOC; Wachovia Bank)	1.75	11/13/08	16,000,000	16,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(The Nature Conservancy
Project) (Liquidity Facility;
Bank of America)	1.50	11/7/08	21,600,000 a	21,600,000
Lowry Economic Redevelopment
Authority, Revenue, Refunding
(LOC; Compass Bank)	1.80	11/7/08	7,000,000 a	7,000,000
RBC Municipal Products Inc. Trust
(Meridian Village Metropolitan
District Number One,
Improvement Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	1.82	11/7/08	17,600,000 a,c	17,600,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	1.80	11/7/08	26,000,000 a	26,000,000
Southglenn Metropolitan District,

Special Revenue (LOC; BNP
Paribas)	1.87	11/7/08	8,000,000 a	8,000,000

Connecticut--.1%
Connecticut Development Authority,
Revenue, Refunding (Pierce
Memorial Baptist Home, Inc.
Project) (LOC; ABN-AMRO)	1.60	11/7/08	3,860,000 a	3,860,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	1.82	11/7/08	4,160,000 a	4,160,000

Delaware--.3%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	2.00	11/7/08	12,700,000 a	12,700,000
Delaware Economic Development
Authority, Revenue
(Connections CSP Project)
(LOC; Mercantile-Safe Deposit
and Trust Company)	1.68	11/7/08	6,790,000 a	6,790,000

District of Columbia--3.1%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	2.40	11/7/08	77,985,000 a,c	77,985,000
District of Columbia,
Multimodal GO (LOC; JPMorgan
Chase Bank)	1.80	11/7/08	19,435,000 a	19,435,000
District of Columbia,
Revenue (American College of
Cardiology Foundation Issue)
(LOC; SunTrust Bank)	1.85	11/7/08	13,000,000 a	13,000,000
District of Columbia,
Revenue (American Legacy
Foundation Issue) (LOC;
Regions Bank)	2.32	11/7/08	22,000,000 a	22,000,000
Washington DC Metropolitan Area
Transit Authority, CP (LOC;
Wachovia Bank)	3.50	11/4/08	52,300,000	52,300,000

Florida--13.5%
Bay Medical Center Board of
Trustees, HR (Bay Medical
Center Project) (LOC; Regions
Bank)	3.75	11/7/08	60,000,000 a	60,000,000
Brevard County Educational
Facilities Authority, Revenue
(Florida Institute of
Technology Project) (LOC;
Fifth Third Bank)	2.10	11/7/08	26,125,000 a	26,125,000

Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.75	11/5/08	34,990,000	34,990,000
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (LOC; Bank of America)	1.85	11/7/08	8,255,000 a	8,255,000
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,
Inc. Project) (LOC; Wachovia
Bank)	1.75	11/7/08	30,795,000 a	30,795,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	2.04	11/7/08	23,350,000 a,c	23,350,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	4.50	6/1/09	125,000,000	125,701,935
Collier County Health Facilities
Authority, Health Facility
Revenue (The Moorings, Inc.
Project) (LOC; Wachovia Bank)	1.75	11/7/08	34,820,000 a	34,820,000
Florida Higher Educational
Facilities Financing
Authority, Revenue
(Jacksonville University
Project) (LOC; Regions Bank)	2.30	11/7/08	37,200,000 a	37,200,000
Florida State Board of Education,
Public Education Capital
Outlay, GO Notes (LOC;
Citibank NA)	1.85	11/7/08	5,915,000 a	5,915,000
Gainesville,
Utilities System Revenue
(Liquidity Facility; SunTrust
Bank)	1.75	11/1/08	17,925,000 a	17,925,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	1.80	11/7/08	18,500,000 a	18,500,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (LOC;
SunTrust Bank)	1.70	11/7/08	20,000,000 a	20,000,000
Highlands County Health Facilities
Authority, Revenue (Adventist
Health System/Sunbelt, Inc.
Accounts Receivable Program)
(LOC; SunTrust Bank)	1.70	11/7/08	23,215,000 a	23,215,000
Hillsborough County,

Community Investment Tax
Revenue (Insured; AMBAC)	5.00	11/1/08	7,135,000	7,135,000
Jacksonville,
Capital Projects Revenue (LOC;
SunTrust Bank)	1.85	11/7/08	11,000,000 a	11,000,000
Jacksonville Health Facilities
Authority, HR (Baptist Medical
Center Project) (LOC; Branch
Banking and Trust Co.)	1.60	11/7/08	5,825,000 a	5,825,000
JEA,
Revenue, CP (Liquidity
Facility; JPMorgan Chase Bank)	1.60	11/13/08	34,710,000	34,710,000
JEA,
Water and Sewer System
Subordinated Revenue
(Liquidity Facility; State
Street Corporation)	1.47	11/7/08	9,800,000 a	9,800,000
Marion County Hospital District,
Health System Improvement
Revenue (Munroe Regional
Health System) (LOC; Amsouth
Bank)	1.50	11/7/08	15,765,000 a	15,765,000
Miami-Dade County,
Water and Sewer System
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
JPMorgan Chase Bank)	4.30	11/7/08	14,100,000 a	14,100,000
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (LOC; Regions Bank)	1.87	11/7/08	25,000,000 a	25,000,000
Orange County Health Facilities
Authority, Revenue (Adventist
Health System/Sunbelt
Obligated Group) (LOC;
SunTrust Bank)	1.70	11/7/08	42,000,000 a	42,000,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	1.75	12/11/08	22,000,000	22,000,000
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; ABN-AMRO)	1.50	11/7/08	4,075,000 a	4,075,000
Saint Johns County Industrial
Development Authority, HR
(Flager Hospital, Inc.
Project) (LOC; SunTrust Bank)	1.85	11/7/08	33,775,000 a	33,775,000
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)
(LOC; Fifth Third Bank)	1.83	11/7/08	14,000,000 a	14,000,000
Sunshine State Governmental
Financing Commission, Revenue,

Bank PLC)	1.60	11/13/08	19,383,000	19,383,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.75	12/10/08	15,438,000	15,438,000
Tampa,
Educational Facilities Revenue
(Trinity School for Children
Project) (LOC; Regions Bank)	2.39	11/7/08	4,775,000 a	4,775,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	1.80	11/7/08	12,900,000 a	12,900,000
University of South Florida
Financing Corporation, COP
(University of South Florida
Financing Corporation Master
Lease Program) (LOC; Wachovia
Bank)	2.35	11/7/08	34,400,000 a	34,400,000
Volusia County Industrial
Development Authority,
Revenue, Refunding (Retirement
Housing Foundation Obligated
Group - Bishop's Glen) (LOC;
KBC Bank)	1.70	11/7/08	9,900,000 a	9,900,000

Georgia--2.9%
Atlanta,
Water and Wastewater Revenue	5.00	5/1/09	18,050,000 b	18,500,851
Dalton,
Combined Utilities Revenue
(Insured; FSA)	5.75	1/1/09	2,500,000	2,515,615
Fulton County Development
Authority, Educational
Facilities Revenue (Catholic
Education of North Georgia,
Inc. Project) (LOC; Wachovia
Bank)	2.33	11/7/08	14,420,000 a	14,420,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHMLC)	2.04	11/7/08	25,365,000 a,c	25,365,000
Georgia,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	2.80	11/7/08	20,000,000 a	20,000,000
Georgia Ports Authority,
Revenue (Garden City Terminal
Project) (LOC; SunTrust Bank)	1.85	11/7/08	9,600,000 a	9,600,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	3.75	11/4/08	10,000,000	10,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	3.75	11/5/08	15,000,000	15,000,000
Monroe County Development

Authority, PCR (Georgia Power
Company Plant Scherer Project)	1.20	11/1/08	3,000,000 a	3,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	1.60	12/3/08	25,420,000	25,420,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	1.75	11/12/08	16,296,000	16,296,000
Private Colleges and Universities
Authority, Revenue (Emory
University)	1.75	7/7/09	16,000,000	16,000,000

Idaho--.1%
Idaho Health Facilities Authority,
Health Care Facilities Revenue
(Aces-Pooled Financing
Program) (LOC; U.S. Bank NA)	1.85	11/7/08	3,250,000 a	3,250,000

Illinois--8.5%
Channahon,
Revenue, Refunding (Morris
Hospital) (LOC; U.S. Bank NA)	1.60	11/7/08	3,915,000 a	3,915,000
Chicago,
Sales Tax Revenue (Merlots
Program) (Insured; FGIC and
Liquidity Facility; Wachovia
Bank)	2.40	11/7/08	27,470,000 a,c	27,470,000
Chicago Board of Education,
Unlimited Tax GO (Merlots
Program) (Insured; Assured
Guaranty and Liquidity
Facility; Wachovia Bank)	2.40	11/7/08	11,285,000 a,c	11,285,000
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC
and Liquidity Facility; PB
Finance Inc.)	2.57	11/7/08	5,085,000 a,c	5,085,000
Chicago O'Hare International
Airport, Revenue (Insured;
Assured Guaranty and Liquidity
Facility; Citibank NA)	2.14	11/7/08	10,000,000 a,c	10,000,000
Elgin,
GO Notes (Corporate Purpose)	4.00	12/15/08	2,590,000	2,596,603
Illinois,
GO Notes (Fund for
Infrastructure, Roads, Schools
and Transit)	5.25	4/1/09	12,930,000	13,109,004
Illinois Development Finance
Authority, Revenue (Lyric
Opera of Chicago Project)
(LOC: Bank One N.A., Harris
N.A. and Northern Trust Co.)	1.75	11/7/08	30,300,000 a	30,300,000
Illinois Educational Facilities
Authority, Revenue (Lake

Forest Graduate School) (LOC;
Fifth Third Bank)	2.31	11/7/08	3,800,000 a	3,800,000
Illinois Educational Facilities
Authority, Revenue (The
University of Chicago)	1.95	5/5/09	18,000,000	18,000,000
Illinois Educational Facilities
Authority, Revenue, CP (Field
Museum of Natural History)
(LOC; Bank of America)	1.70	3/5/09	20,000,000	20,000,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	2.10	12/31/08	60,000,000	60,000,000
Illinois Finance Authority,
PCR, Refunding (Commonwealth
Edison Company Project) (LOC;
SunTrust Bank)	4.25	11/7/08	49,830,000 a	49,830,000
Illinois Finance Authority,
Revenue (Monarch Landing, Inc.
Facility) (LOC; Fifth Third
Bank)	2.50	11/7/08	50,000,000 a	50,000,000
Illinois Finance Authority,
Revenue (Riverside Health
System) (LOC; JPMorgan Chase
Bank)	1.55	11/7/08	5,620,000 a	5,620,000
Illinois Finance Authority,
Revenue (The University of
Chicago) (Liquidity Facility;
Bank of America)	1.45	11/7/08	24,426,000 a	24,426,000
Illinois Finance Authority,
Revenue, CP (Loyola
University) (LOC; JPMorgan
Chase Bank)	1.70	11/6/08	20,000,000	20,000,000
Illinois Finance Authority,
Revenue, CP (Loyola
University) (LOC; JPMorgan
Chase Bank)	1.65	2/11/09	20,000,000	20,000,000
Illinois Finance Authority,
Revenue, Refunding (Bradley
University) (LOC; Northern
Trust Company)	2.00	4/1/09	7,345,000	7,345,000
Illinois Finance Authority,
Revenue, Refunding
(Delnor-Community Hospital)
(LOC; Fifth Third Bank)	6.00	11/7/08	34,090,000 a	34,090,000
Illinois Finance Authority,
Revenue, Refunding (Fairview
Obligated Group) (LOC;
ABN-AMRO)	1.70	11/7/08	21,795,000 a	21,795,000
Illinois Health Facilities
Authority, Revenue (Revolving
Fund Pooled Financing Program)
(Insured; FSA and Liquidity
Facility; Barclays Bank PLC)	1.80	11/7/08	9,400,000 a	9,400,000

Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	1.85	8/1/09	4,480,000	4,480,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	8.95	11/7/08	23,000,000 a	23,000,000
Puttable Floating Option Tax
Exempt Receipts (Chicago
Transit Authority, Capital
Grants Receipts Revenue)
(Insured; Assured Guaranty and
Liquidity Facility; Merrill
Lynch Capital Services)	2.53	11/7/08	18,550,000 a,c	18,550,000
Will County,
Revenue (University of Saint
Francis Project) (LOC; Fifth
Third Bank)	2.10	11/7/08	14,000,000 a	14,000,000

Indiana--2.7%
Elkhart County,
Revenue (Hubbard Hill Estates,
Inc. Project) (LOC; Fifth
Third Bank)	2.31	11/7/08	2,000,000 a	2,000,000
Indiana Educational Facilities
Authority, Revenue (Martin
University Project) (LOC; Key
Bank)	3.15	11/7/08	2,790,000 a	2,790,000
Indiana Finance Authority,
Health System Revenue,
Refunding (Sisters of Saint
Francis Health Services, Inc.
Obligated Group) (LOC;
JPMorgan Chase Bank)	1.40	11/7/08	10,900,000 a	10,900,000
Indiana Health and Educational
Facility Financing Authority,
Educational Facilities Revenue
(University of Evansville
Project) (LOC; Fifth Third
Bank)	2.10	11/7/08	23,595,000 a	23,595,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citigroup
Inc.)	5.22	11/7/08	79,120,000 a,c	79,120,000
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.75	4/1/09	10,000,000	10,000,000
Indianapolis Local Public
Improvement Bond Bank, Limited
Recourse Notes (City of
Indianapolis County Option

Income TRAN)	4.00	1/12/09	6,250,000	6,260,111
Indianapolis Local Public
Improvement Bond Bank, Notes	2.95	1/8/09	18,000,000	18,000,000
Lawrence, Fort Harrison Reuse
Authority, Tax Increment
Revenue (Fort Harrison
Military Base Reuse District)
(LOC; Fifth Third Bank)	2.31	11/7/08	6,655,000 a	6,655,000

Iowa--.2%
Iowa Finance Authority,
Pollution Control Facility
Revenue, Refunding
(MidAmerican Energy Project)	2.20	11/7/08	13,325,000 a	13,325,000

Kentucky--2.6%
Danville,
Multi-City LR, CP (LOC; Fifth
Third Bank)	3.50	11/12/08	50,000,000	50,000,000
Fort Mitchell, Kentucky League of
Cities Funding Trust, LR
(Trust Lease Program) (LOC;
U.S. Bank NA)	1.85	11/7/08	7,300,000 a	7,300,000
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; Fifth Third
Bank)	2.31	11/7/08	11,270,000 a	11,270,000
Kentucky Asset/Liability
Commission, General Fund TRAN	3.00	6/25/09	40,000,000	40,310,021
Kentucky Property and Buildings
Commission, Revenue, Refunding
(Project Number 84) (Liquidity
Facility; Dexia Credit Locale
and LOC; Dexia Credit Locale)	1.88	11/7/08	16,485,000 a,c	16,485,000
Lexington-Fayette Urban County
Government, Industrial
Building Revenue (Northeast
Christian Project) (LOC; Fifth
Third Bank)	2.10	11/7/08	4,000,000 a	4,000,000
Madisonville,
HR (Trover Clinic Foundation,
Inc.) (Insured; Assured
Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	1.92	11/7/08	6,695,000 a	6,695,000
Richmond,
Lease Program Revenue
(Kentucky League of Cities
Funding Trust) (LOC; U.S. Bank
NA)	1.85	11/7/08	2,000,000 a	2,000,000
Warren County,
HR, Refunding (Bowling
Green-Warren County Community

Hospital Corporation Project)
(Insured; Assured Guaranty and
Liquidity Facility; Branch
Banking and Trust Co.)	1.75	11/7/08	17,110,000 a	17,110,000

Louisiana--4.0%
Louisiana,
GO Notes, Refunding (LOC; BNP
Paribas)	1.40	11/7/08	24,000,000 a	24,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Healthcare
Facilities Revenue, Refunding
(Saint James Place of Baton
Rouge Project) (LOC; ABN-AMRO)	1.87	11/7/08	11,520,000 a	11,520,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (LaShip,
L.L.C. Project) (LOC; Regions
Bank)	2.83	11/7/08	23,750,000 a	23,750,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue
(Northwestern State University
Student Housing Project) (LOC;
Regions Bank)	1.92	11/7/08	10,480,000 a	10,480,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (University
of Louisiana Monroe
Facilities, Inc. Project)
(LOC; Regions Bank)	2.32	11/7/08	33,365,000 a	33,365,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue, Refunding
(Shreveport Convention Center
Hotel Project) (LOC; Regions
Bank)	2.32	11/7/08	30,980,000 a	30,980,000
Louisiana Municipal Natural Gas
Purchasing and Distribution
Authority, Revenue (Putters
Program) (Gas Project Number
1) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	1.85	11/7/08	23,914,000 a,c	23,914,000
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (Liquidity Facility;

Merrill Lynch Bank and LOC;
Merrill Lynch)	3.06	11/7/08	34,045,000 a,c	34,045,000
Louisiana Public Facilities
Authority, HR, Refunding
(Franciscan Missionaries of
Our Lady Health System
Project) (LOC; Regions Bank)	4.75	11/1/08	19,300,000 a	19,300,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; Regions Bank)	1.50	11/7/08	24,500,000 a	24,500,000
Saint Tammany Parish Development
District, Revenue (Rooms To Go
Saint Tammany LLC Project)
(LOC; SunTrust Bank)	1.85	11/7/08	5,000,000 a	5,000,000

Maryland--2.1%
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	1.85	11/7/08	4,100,000 a	4,100,000
Chestertown,
EDR, Refunding (Washington
College Project) (LOC; Royal
Bank of Scotland PLC)	1.77	11/7/08	7,000,000 a	7,000,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Bank)	1.94	11/7/08	2,550,000 a	2,550,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T Bank)	1.87	11/7/08	6,900,000 a	6,900,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau, Inc. Facility)
(LOC; M&T Bank)	1.89	11/7/08	2,230,000 a	2,230,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Annapolis
Life Care Issue) (LOC;
Citizens Bank of Pennsylvania)	1.80	11/7/08	42,205,000 a	42,205,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; PNC Bank NA)	1.58	11/7/08	5,000,000 a	5,000,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)
(LOC; Branch Banking and Trust
Co.)	1.72	11/7/08	5,800,000 a	5,800,000
Maryland Health and Higher
Educational Facility
Authority, Revenue, Refunding

(Adventist Healthcare Issue)
(LOC; M&T Bank)	1.75	11/7/08	23,425,000 a	23,425,000
Montgomery County,
CP (Liquidity Facility; Fortis
Bank)	1.70	11/13/08	23,350,000	23,350,000
Montgomery County,
EDR (Riderwood Village, Inc.
Project) (LOC; M&T Bank)	1.75	11/7/08	5,800,000 a	5,800,000

Massachusetts--1.5%
Massachusetts,
GO Notes, Refunding (Insured;
FSA)	5.25	1/1/09	2,500,000	2,516,742
Massachusetts Development Finance
Agency, First Mortgage Revenue
(Brookhaven at Lexington
Project) (LOC; Bank of America)	1.40	11/7/08	5,360,000 a	5,360,000
Massachusetts Development Finance
Agency, Revenue
(Carleton-Willard Village)
(LOC; Bank of America)	1.60	11/7/08	4,600,000 a	4,600,000
Massachusetts Development Finance
Agency, Revenue (ISO New
England Inc. Issue) (LOC; Key
Bank)	2.65	11/7/08	12,115,000 a	12,115,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	2.00	11/7/08	10,790,000 a	10,790,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	1.80	11/7/08	19,600,000 a	19,600,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	1.80	11/7/08	14,340,000 a	14,340,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Partners HealthCare System
Issue)	1.55	11/3/08	9,000,000	9,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(Liquidity Facility; JP Morgan
Chase Bank)	1.66	11/7/08	11,375,000 a	11,375,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Bonds (Putters Program)

(Insured; FSA and Liquidity
Facility; JPMorgan Chase Bank)	2.52	11/7/08	3,180,000 a,c	3,180,000

Michigan--2.9%
Eastern Michigan University Board
of Regents, General Revenue,
Refunding (LOC; Dexia Credit
Locale)	6.00	11/7/08	13,000,000 a	13,000,000
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	7,755,000	7,785,533
Jackson County Hospital Finance
Authority, HR (W.A. Foote
Memorial Hospital) (Insured;
Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	1.80	11/7/08	8,000,000 a	8,000,000
Jackson County Hospital Finance
Authority, HR, Refunding (W.A.
Foote Memorial Hospital)
(Insured; Assured Guaranty and
Liquidity Facility; Comerica
Bank)	2.05	11/7/08	8,000,000 a	8,000,000
Michigan Building Authority,
Multi-Modal Revenue
(Facilities Program) (LOC;
JPMorgan Chase Bank)	1.77	11/7/08	34,800,000 a	34,800,000
Michigan Higher Education
Facilities Authority, Revenue,
Refunding (Walsh College
Project) (LOC; Commerce Bank)	1.85	11/7/08	8,845,000 a	8,845,000
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Senior Credit Group)	1.15	11/7/08	11,000,000 a	11,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.80	11/7/08	10,000,000 a	10,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.80	11/7/08	15,000,000 a	15,000,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.85	11/7/08	20,000,000 a	20,000,000
Michigan Strategic Fund,
LOR, Refunding (Consumers
Energy Company Project) (LOC;
Wells Fargo Bank)	1.60	11/7/08	5,700,000 a	5,700,000
University of Michigan,
CP	1.55	11/7/08	13,360,000	13,360,000
University of Michigan,
CP	1.60	12/1/08	7,780,000	7,780,000
Waterford Township Economic

Development Corporation, LOR,
Refunding (Canterbury Health
Care, Inc. Project) (LOC; KBC
Bank)	1.87	11/7/08	10,585,000 a	10,585,000

Minnesota--1.2%
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of Nova Scotia)	1.73	11/7/08	5,300,000 a	5,300,000
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty and Liquidity
Facility; Royal Bank of Canada)	1.70	11/7/08	5,000,000 a	5,000,000
University of Minnesota,
CP	1.40	11/4/08	10,000,000	10,000,000
University of Minnesota,
CP	2.00	12/4/08	9,075,000	9,075,000
University of Minnesota,
CP	2.00	12/8/08	45,625,000	45,625,000

Mississippi--1.2%
Mississippi Business Finance
Corporation, Health Care
Facilities Revenue (Rush
Medical Foundation Project)
(LOC; Regions Bank)	2.25	11/7/08	24,100,000 a	24,100,000
Mississippi Business Finance
Corporation, Revenue (200
Renaissance, LLC Project)
(LOC; Regions Bank)	2.57	11/7/08	11,850,000 a	11,850,000
Mississippi Business Finance
Corporation, Revenue (DDR
Gulfport Promenade LLC
Project) (LOC; Regions Bank)	2.57	11/7/08	7,000,000 a	7,000,000
Mississippi Business Finance
Corporation, Revenue (Gulf
Ship, L.L.C. Project Phase
III) (LOC; Regions Bank)	2.37	11/7/08	14,250,000 a	14,250,000
Mississippi Business Finance
Corporation, Revenue
(Renaissance at Colony Park,
LLC Project) (LOC; Regions
Bank)	2.37	11/7/08	12,890,000 a	12,890,000

Missouri--1.2%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Lutheran
Senior Services) (LOC; U.S.

Bank NA)	1.70	11/7/08	9,000,000 a	9,000,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Luke's Health System, Inc.)
(LOC; Bank of America)	1.75	11/7/08	8,325,000 a	8,325,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Luke's Health System, Inc.)
(LOC; Bank of America)	1.75	11/7/08	7,500,000 a	7,500,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Luke's Health System, Inc.)
(LOC; Bank of America)	1.75	11/7/08	7,500,000 a	7,500,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Liquidity Facility;
U.S. Bank NA)	1.45	11/7/08	8,500,000 a	8,500,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (The
Children's Mercy Hospital)
(LOC; UBS AG)	1.80	11/7/08	7,400,000 a	7,400,000
Missouri Health and Educational
Facilities Authority, Revenue
(Ascension Health Credit Group)	1.75	3/3/09	15,000,000	15,000,000
Missouri Health and Educational
Facilities Authority, School
District Advance Funding
Program Notes (Mehlville R-IX
School District)	4.25	11/3/08	6,955,000	6,955,274

Nebraska--.6%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	1.80	11/7/08	25,300,000 a	25,300,000
Nebraska Educational Finance
Authority, Revenue, Refunding
(Creighton University Project)
(LOC; JPMorgan Chase Bank)	1.20	11/1/08	8,700,000 a	8,700,000
Southern Public Power District,
Electric Utility Revenue, BAN	4.00	12/15/08	2,120,000	2,125,538

Nevada--.8%
Austin Trust
(Clark County, GO Bond Bank
Bonds) (Liquidity Facility;
Bank of America)	1.82	11/7/08	9,770,000 a,c	9,770,000
Clark County,
Airport System Subordinate

Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	1.75	11/7/08	16,100,000 a	16,100,000
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Landesbank
Baden-Wurttemberg)	1.75	11/7/08	6,600,000 a	6,600,000
Clark County School District,
GO Notes (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Capital Finance)	2.57	11/7/08	6,420,000 a,c	6,420,000
Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
Lloyds TSB Bank PLC)	1.65	3/5/09	12,100,000	12,100,000

New Hampshire--.5%
New Hampshire Business Finance
Authority, Revenue (The Mark
H. Wentworth Home Issue) (LOC;
TD Banknorth NA)	1.87	11/7/08	12,000,000 a	12,000,000
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; Citizens Bank of
Massachusetts)	1.77	11/7/08	9,050,000 a	9,050,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	3.00	3/26/09	6,000,000	6,000,000

New Jersey--1.5%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	6.00	11/7/08	40,000,000 a	40,000,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	6.00	11/7/08	49,100,000 a	49,100,000

New Mexico--.1%
Dona Ana County,
Industrial Revenue (Foamex
Products, Inc. Project) (LOC;
Bank of Nova Scotia)	2.15	11/7/08	6,000,000 a	6,000,000

New York--2.8%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: JPMorgan Chase
Bank and Landesbank
Baden-Wurttemberg)	1.40	11/7/08	26,545,000 a	26,545,000
Metropolitan Transportation
Authority, Transportation

Revenue, CP (LOC; ABN AMRO)	4.25	12/10/08	60,000,000	60,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	5.50	11/7/08	15,875,000 a	15,875,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	2.70	11/1/08	17,300,000 a	17,300,000
New York State Dormitory
Authority, Revenue, CP
(Cornell University)	1.70	12/11/08	25,000,000	25,000,000
TSASC, Inc. of New York,
Tobacco Flexible Amortization
Bonds	6.38	7/15/09	22,000,000 b	22,959,725

North Carolina--1.9%
Mecklenburg County,
GO (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	2.80	11/7/08	18,200,000 a	18,200,000
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	1.55	11/6/08	2,498,000	2,498,000
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	1.55	11/6/08	2,000,000	2,000,000
North Carolina Capital Facilities
Finance Authority, CP (Duke
University Project)	1.75	11/6/08	11,639,000	11,639,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	1.68	11/7/08	5,000,000 a	5,000,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue, Refunding
(Novant Health Obligated
Group) (LOC; Branch Banking
and Trust Co.)	1.72	11/7/08	50,270,000 a	50,270,000
North Carolina Medical Care
Commission, HR (Pooled
Equipment Financing Project)
(LOC; KBC Bank)	1.70	11/7/08	12,000,000 a	12,000,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	1.50	11/7/08	5,000,000 a	5,000,000
Wake County,
GO (Liquidity Facility;
Landesbank Hessen-Thuringen

Girozentrale)	2.80	11/7/08	10,000,000 a	10,000,000

Ohio--2.7%
Akron Bath Copley Joint Township
Hospital District, Health Care
Facilities Revenue (Sumner
Project) (LOC; KBC Bank)	2.05	11/7/08	5,300,000 a	5,300,000
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Wachovia Bank)	1.75	11/7/08	5,000,000 a	5,000,000
Blue Ash,
EDR (Ursuline Academy of
Cincinnati Project) (LOC;
Fifth Third Bank)	2.10	11/7/08	3,175,000 a	3,175,000
Cleveland,
COP, Refunding (Cleveland
Stadium Project) (LOC;
Wachovia Bank)	2.30	11/7/08	38,900,000 a	38,900,000
Dayton-Montgomery County Port
Authority, Development Revenue
(CareSource Project) (LOC;
Fifth Third Bank)	2.10	11/7/08	27,000,000 a	27,000,000
Franklin County,
Health Care Facilities Revenue
(Creekside at the Village
Project) (LOC; Key Bank)	2.65	11/7/08	7,145,000 a	7,145,000
Ohio,
Higher Education Capital
Facilities Revenue	5.50	12/1/08	1,555,000	1,559,591
Ohio Higher Educational Facility,
Revenue (Ashland University
Project) (LOC; Key Bank)	5.00	11/7/08	4,300,000 a	4,300,000
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Pooled
Financing Program) (LOC; Fifth
Third Bank)	5.25	11/7/08	34,555,000 a	34,555,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System)	2.00	11/6/08	17,500,000	17,500,000
Ohio Higher Educational Facility
Commission, Revenue, CP
(Cleveland Clinic Health
System)	2.10	12/11/08	15,000,000	15,000,000
Toledo-Lucas County Port
Authority, Cultural Facilities
Revenue (The Toledo Museum of
Art Project) (LOC; Fifth Third
Bank)	2.85	11/7/08	2,475,000 a	2,475,000

Oklahoma--2.0%
Oklahoma Development Finance

Authority, Continuing Care
Retirement Community Revenue,
Refunding (Inverness Village
Project) (LOC; KBC Bank)	1.75	11/7/08	7,000,000 a	7,000,000
Oklahoma Development Finance
Authority, Health System
Revenue, Refunding (INTEGRIS
Baptist Medical Center, Inc.,
INTEGRIS South Olkahoma City
Hospital Corportation and
INTEGRIS Rural Health, Inc.)
(Insured: Assured Guaranty and
Liquidity Facility; JPMorgan
Chase Bank)	3.00	11/7/08	16,820,000 a	16,820,000
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/09	6,750,000 b	6,910,172
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/09	12,360,000	12,551,799
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.00	11/15/08	75,000,000	75,000,000

Oregon--.4%
Medford Hospital Facilities
Authority, Revenue, Refunding
(Rogue Valley Manor Project)
(LOC; JPMorgan Chase Bank)	1.30	11/1/08	10,000,000 a	10,000,000
Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	1.87	11/7/08	5,670,000 a	5,670,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor, Inc. Project) (LOC;
Bank of America)	1.87	11/7/08	8,875,000 a	8,875,000

Pennsylvania--10.0%
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	1.85	11/7/08	7,000,000 a	7,000,000
Butler County Industrial
Development Authority,
Revenue, Refunding (Concordia
Lutheran Heath and Human Care)
(LOC; Bank of America)	1.75	11/7/08	7,500,000 a	7,500,000
Chester County Health and
Education Facilities
Authority, Retirement
Community Revenue
(Kendal-Crosslands Communities
Project) (LOC; Wachovia Bank)	1.75	11/7/08	22,035,000 a	22,035,000
Chestnut Ridge School District,

GO (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	6.50	11/7/08	10,865,000 a	10,865,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	4.50	11/7/08	90,000,000 a	90,000,000
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.75	11/5/08	20,000,000	20,000,000
East Hempfield Township Industrial
Development Authority, IDR
(The Mennonite Home Project)
(LOC; M&T Bank)	1.87	11/7/08	11,000,000 a	11,000,000
East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	1.87	11/7/08	7,565,000 a	7,565,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured; FSA
and Liquidity Facility;
Wachovia Bank)	2.30	11/7/08	20,000,000 a	20,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	11,800,000 a	11,800,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	13,800,000 a	13,800,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	17,500,000 a	17,500,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	9,400,000 a	9,400,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	9,600,000 a	9,600,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	6,400,000 a	6,400,000
Emmaus General Authority,

Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	4,300,000 a	4,300,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	1.40	11/7/08	10,000,000 a	10,000,000
General Authority of South Central
Pennsylvania, Revenue
(Lutheran Social Services of
South Central Pennsylvania
Project) (LOC; M&T Bank)	1.87	11/7/08	16,900,000 a	16,900,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Bank)	1.82	11/7/08	34,645,000 a	34,645,000
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Bank)	1.87	11/7/08	7,970,000 a	7,970,000
Langhorne Manor Borough Higher
Education and Health
Authority, Retirement
Communities Revenue (Wesley
Enhanced Living Obligated
Group) (Liquidity Facility;
Citizens Bank of Pennsylvania)	3.40	11/1/08	3,100,000 a	3,100,000
Lower Moreland Township School
District, GO Notes (Insured;
FSA and LOC; Dexia Credit
Locale)	6.50	11/7/08	18,000,000 a	18,000,000
Mercersburg Borough General
Purpose Authority, Educational
Facility Revenue, Refunding
(The Regents of the
Mercersburg College Project)
(LOC; SunTrust Bank)	1.85	11/7/08	19,900,000 a	19,900,000
Montgomery County,
GO Notes (Liquidity Facility;
PNC Bank NA)	1.30	11/1/08	2,700,000 a	2,700,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.10	11/4/08	25,000,000	25,000,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	1.70	3/17/09	7,000,000	7,000,000
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue, Refunding (City
of Philadelphia Funding
Program) (Insured; FSA and
Liquidity Facility; JPMorgan

Chase Bank)	4.50	11/7/08	31,965,000 a	31,965,000
Philadelphia School District,
GO Notes, Refunding (LOC;
Wachovia Bank)	2.30	11/7/08	38,800,000 a	38,800,000
Philadelphia School District,
GO Notes, Refunding (LOC;
Wachovia Bank)	2.30	11/7/08	25,000,000 a	25,000,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; FSA and Liquidity
Facility; PNC Bank)	3.33	11/7/08	47,700,000 a	47,700,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	6.50	11/7/08	17,075,000 a	17,075,000
Wallingford-Swarthmore School
District, GO Notes (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	6.50	11/7/08	10,000,000 a	10,000,000
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project) (LOC; Wachovia Bank)	3.23	11/7/08	8,340,000 a	8,340,000

South Carolina--.4%
South Carolina Jobs-Economic
Development Authority, HR
(Oconee Memorial Hospital,
Inc. Project) (Liquidity
Facility; Wachovia Bank and
LOC; Wachovia Bank)	5.50	11/7/08	27,000,000 a	27,000,000

Tennessee--6.6%
Blount County Public Building
Authority, Local Government
Public Improvement (Liquidity
Facility; Regions Bank)	1.40	11/1/08	11,400,000 a	11,400,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	1.68	11/7/08	15,000,000 a	15,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Branch Banking and Trust
Co.)	1.68	11/7/08	49,525,000 a	49,525,000
Claiborne County Industrial
Development Board, Revenue
(Lincoln Memorial University
Project) (LOC; Amsouth Bank)	2.37	11/7/08	9,000,000 a	9,000,000
Clarksville Public Building
Authority, Financing Revenue

(City of Murfreesboro Loan)
(LOC; SunTrust Bank)	1.85	11/7/08	4,500,000 a	4,500,000
Knox County Health Educational and
Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	1.75	11/7/08	4,300,000 a	4,300,000
Knox County Health Educational and
Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; Landesbank
Baden-Wurttemberg)	1.85	11/7/08	8,000,000 a	8,000,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility:
California State Public
Employees Retirement System,
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	3.00	11/13/08	15,000,000	15,000,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)
(Liquidity Facility:
Bayerische Landesbank and
Landesbank Hessen-Thruingen
Girozentrale)	1.10	11/7/08	19,370,000 a	19,370,000
Metropolitan Government of
Nashville and Davidson County
Industrial Development Board,
Revenue (Nashville Public
Radio Project) (LOC; Fifth
Third Bank)	2.31	11/7/08	4,240,000 a	4,240,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	1.85	11/7/08	13,085,000 a,c	13,085,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; FSA and Liquidity
Facility; JPMorgan Chase Bank)	2.50	11/1/08	18,280,000 a	18,280,000
Shelby County,
GO, Refunding (Liquidity
Facility; Dexia Credit Locale)	3.00	11/7/08	31,385,000 a	31,385,000
Shelby County,
GO, Refunding (Liquidity
Facility; Dexia Credit Locale)	3.00	11/7/08	17,355,000 a	17,355,000

Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare) (Insured; Assured
Guaranty and Liquidity
Facility; U.S. Bank NA)	1.50	11/7/08	44,000,000 a	44,000,000
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare) (Insured; Assured
Guaranty and Liquidity
Facility; U.S. Bank NA)	1.70	11/7/08	15,000,000 a	15,000,000
Shelby County Health Educational
and Housing Facility Board,
Revenue (Trezevant Manor
Project) (LOC; ABN-AMRO)	1.82	11/7/08	7,000,000 a	7,000,000
Springfield Health and Educational
Facilities Board, Revenue,
Refunding (NorthCrest Medical
Center Project) (LOC; Regions
Bank)	2.35	11/7/08	9,500,000 a	9,500,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	1.85	11/7/08	19,700,000 a,c	19,700,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	1.85	11/7/08	73,390,000 a,c	73,390,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	1.85	11/7/08	10,000,000	10,000,000

Texas--10.2%
ABN AMRO Munitops Certificates
Trust (Comal Independent
School District) (Liquidity
Facility; Bank of America and
LOC; Texas Permanent School
Fund Guarantee Program)	1.82	11/7/08	13,450,000 a,c	13,450,000
Austin,
Water and Wastewater System
Revenue, Refunding (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	2.40	11/7/08	26,895,000 a,c	26,895,000
Crawford Education Facilities
Corporation, Revenue (Hyde
Park Baptist School Project)
(LOC; JPMorgan Chase Bank)	1.75	11/7/08	12,025,000 a	12,025,000
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (LOC; JPMorgan Chase
Bank)	1.85	11/1/08	23,700,000 a	23,700,000

Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds TSB
Bank PLC)	2.50	11/3/08	9,175,000	9,175,000
Harris County Cultural Education
Facilities Finance
Corporation, Special
Facilities Revenue, Refunding
(Texas Medical Center) (LOC;
Compass Bank)	1.90	11/7/08	4,850,000 a	4,850,000
Harris County Cultural Education
Facilities Finance
Corporation, Special
Facilities Revenue, Refunding
(Texas Medical Center) (LOC;
JPMorgan Chase Bank)	1.25	11/1/08	4,875,000 a	4,875,000
Harris County Flood Control
District (Liquidity Facility;
Citibank NA)	1.85	11/7/08	7,965,000 a,c	7,965,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility: Bank of America and
JPMorgan Chase Bank)	2.10	4/29/09	29,790,000	29,790,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (Liquidity
Facility: Compass Bank, DEPFA
Bank PLC and JPMorgan Chase
Bank)	1.60	12/9/08	26,500,000	26,500,000
Harrison County Health Facilities
Development Corporation, HR
(Marshall Regional Medical
Center Project) (LOC; Amsouth
Bank)	2.37	11/7/08	9,500,000 a	9,500,000
Houston,
Combined Utility System First
Lien Revenue, Refunding (LOC;
Bank of America)	1.50	11/7/08	25,000,000 a	25,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.60	11/12/08	5,000,000	5,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	1.68	11/13/08	10,000,000	10,000,000
Humble Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; Dexia Credit Locale
and LOC; Permanent School Fund
Guarantee Program)	2.00	7/1/09	9,565,000	9,565,000
Kendall County Health Facilities
Development Corporation,

Health Care Revenue
(Morningside Ministries
Project) (LOC; Allied Irish
Banks)	1.70	11/7/08	6,530,000 a	6,530,000
Leander Independent School
District, Unlimited Tax School
Building Bonds (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Permanent School Fund
Guarantee Program)	2.40	11/7/08	7,205,000 a,c	7,205,000
Montgomery County,
Unlimited Tax Road Bonds
(Liquidity Facility; Bank of
America)	3.00	9/1/09	14,705,000	14,848,899
North Texas Tollway Authority,
BAN	4.13	11/19/08	4,485,000	4,485,000
Oakbend Medical Center,
HR (LOC; Regions Bank)	1.40	11/1/08	75,500,000 a	75,500,000
San Antonio,
Sales Tax Revenue, CP (LOC;
Bank of America)	2.50	12/10/08	5,500,000	5,500,000
San Antonio,
Water Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	2.40	11/7/08	10,000,000 a,c	10,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	1.55	11/6/08	13,000,000	13,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	2.20	11/17/08	13,500,000	13,500,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility: Bank of
America and State Street Bank
and Trust Co.)	1.63	12/4/08	10,000,000	10,000,000
Sherman Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; Banco Bilbao Vizcaya
and LOC; Permament School Fund
Guarantee Program)	3.13	8/1/09	20,695,000	20,866,031
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)	1.55	11/7/08	5,300,000 a	5,300,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas

Health Resources System)	1.65	11/7/08	6,500,000 a	6,500,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)
(Liquidity Facility; Compass
Bank)	1.65	11/7/08	10,775,000 a	10,775,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)
(Liquidity Facility; JPMorgan
Chase Bank)	1.65	11/7/08	4,515,000 a	4,515,000
Texas Affordable Housing
Corporation, MFHR (American
Housing Foundation Portfolio)
(Insured; MBIA, Inc. and
Liquidity Facility; Goldman
Sachs Group)	1.80	11/7/08	51,820,094 a,c	51,820,094
Texas Public Finance Authority,
Building Revenue, Refunding
(Insured; AMBAC)	6.25	2/1/09	5,900,000	5,949,955
Texas Transportation Commission,
GO Mobility Fund Bonds
(Liquidity Facility; JPMorgan
Chase Bank)	1.83	11/7/08	6,900,000 a,c	6,900,000
Texas Transportation Commission,
GO Mobility Fund Bonds
(Putters Program) (Liquidity
Facility; PNC Bank NA)	1.83	11/7/08	2,195,000 a,c	2,195,000
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/09	13,000,000	13,184,615
University of Texas,
Permanent University Fund
Revenue, CP (LOC; Permanent
School Fund Guarantee Program)	2.25	11/4/08	10,000,000	10,000,000
University of Texas,
University Revenue, CP	1.55	11/3/08	8,000,000	8,000,000
University of Texas,
University Revenue, CP	1.40	11/4/08	15,000,000	15,000,000
University of Texas,
University Revenue, CP	1.58	12/3/08	24,000,000	24,000,000
University of Texas,
University Revenue, CP	2.00	12/3/08	22,500,000	22,500,000
University of Texas,
University Revenue, CP	1.60	12/4/08	11,500,000	11,500,000
University of Texas,
University Revenue, CP	2.00	12/4/08	17,400,000	17,400,000

Utah--1.4%
Central Utah Water Conservancy
District Revenue, Refunding
(Liquidity Facility;

Landesbank Hessen-Thuringen
Girozentrale)	1.85	11/7/08	40,000,000 a	40,000,000
Murray City,
HR (IHC Health Services, Inc.)	1.23	11/7/08	32,000,000 a	32,000,000
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	1.80	11/7/08	6,400,000 a	6,400,000
Utah Transit Authority,
Sales Tax Revenue (Liquidity
Facility; Wachovia Bank)	2.40	11/7/08	6,770,000 a,c	6,770,000

Vermont--.4%
University of Vermont and State
Agricultural College, CP	1.57	12/11/08	5,685,000	5,685,000
Vermont Educational and Health
Buildings Financing Agency, HR
(Rutland Regional Medical
Center Project) (Liquidity
Facility; TD Banknorth, N.A.)	1.30	11/1/08	5,000,000 a	5,000,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Middlebury College
Project)	1.90	5/1/09	13,650,000	13,650,000

Virginia--.8%
Albemarle County Economic
Development Authority, HR
(Martha Jefferson Hospital)
(LOC; Branch Banking and Trust
Co.)	1.55	11/7/08	6,000,000 a	6,000,000
Alexandria Industrial Development
Authority, Headquarters
Facilities Revenue (American
Academy of Otolaryngology-Head
and Neck Surgery Foundation,
Inc.) (LOC; Bank of America)	1.82	11/7/08	6,310,000 a	6,310,000
Chesapeake Bay Bridge and Tunnel
District, General Resolution
Revenue, Refunding (LOC;
Branch Banking and Trust Co.)	1.60	11/7/08	6,250,000 a	6,250,000
Norfolk Redevelopment and Housing
Authority, First Mortgage
Revenue (Fort Norfolk
Retirement Community, Inc. -
Harbor's Edge Project) (LOC;
HSH Nordbank AG)	1.52	11/7/08	16,300,000 a	16,300,000
Virginia College Building
Authority, Educational
Facilities Revenue (University
of Richmond Project)
(Liquidity Facility; SunTrust
Bank)	0.95	11/1/08	16,200,000 a	16,200,000

Washington--1.1%
Central Puget Sound Regional
Transit Authority, Sales Tax
Bonds (Putters Program)
(Insured; FSA and Liquidity
Facility; PNC Bank NA)	2.57	11/7/08	3,300,000 a,c	3,300,000
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance House)
(LOC; Key Bank NA)	2.65	11/7/08	7,000,000 a	7,000,000
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance) (LOC;
Key Bank)	2.65	11/7/08	3,945,000 a	3,945,000
Washington Higher Education
Facilities Authority, Revenue,
Refunding (Saint Martins
University Project) (LOC; Key
Bank)	2.50	11/7/08	8,890,000 a	8,890,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	2.50	11/1/08	31,000,000 a	31,000,000
Washington Housing Finance
Commission, Nonprofit Revenue,
Refunding (Panorama City
Project) (LOC; Key Bank)	2.05	11/1/08	10,060,000 a	10,060,000

West Virginia--1.6%
West Virginia Hospital Finance
Authority, HR, Refunding
(Cabell Huntington Hospital,
Inc.) (LOC; Branch Banking and
Trust Co.)	1.60	11/7/08	10,000,000 a	10,000,000
West Virginia Hospital Finance
Authority, Revenue (Pallottine
Health Services, Inc. Project)
(LOC; Fifth Third Bank)	5.25	11/7/08	31,810,000 a	31,810,000
West Virginia Hospital Finance
Authority, Revenue, Refunding
(Pallottine Health Services,
Inc. Project) (LOC; Fifth
Third Bank)	5.25	11/7/08	54,250,000 a	54,250,000

Wisconsin--.6%
Wisconsin,
Transportation Revenue, CP
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	2.25	11/6/08	26,675,000	26,675,000
Wisconsin Health and Educational
Facilities Authority, Revenue,

Refunding (The Medical College
of Wisconsin, Inc.) (LOC; U.S.
Bank NA)	1.45	11/7/08	9,600,000 a	9,600,000

Total Investments (cost $5,998,956,548)			99.8%	5,998,956,548
Cash and Receivables (Net)			.2%	9,394,264
Net Assets			100.0%	6,008,350,812

a	Variable rate demand note - rate shown is the interest rate in effect at October 31, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities amounted to $667,719,094 or 11.1% of net assets.

At October 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	5,998,956,548

Level 3 - Significant Unobservable Inputs	0

Total	5,998,956,548

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)